Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Sabine Pass LNG, L.P.
Entity Central Index Key	0001379714
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Jun 30, 2013
Amendment Flag	false

Consolidated Balance Sheets Statement (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 14,783	$ 5,202	$ 4,268
Restricted cash and cash equivalents	14,959	17,386	13,732
Accounts and interest receivable	23,856	0	0
Accounts receivable���affiliate	19,328	1,349	314
LNG inventory	11,146	2,625	473
Prepaid expenses and other	8,247	7,018	7,218
Total current assets	92,319	33,580	26,005
Non-current restricted cash and cash equivalents	76,106	76,106	82,394
Property, plant and equipment, net	1,455,057	1,476,174	1,514,137
Debt issuance costs, net	18,850	20,882	17,622
Other	17,265	14,854	12,355
Total assets	1,659,597	1,621,596	1,652,513
Current liabilities
Accounts Payable, Related Parties, Current	451	0
Accrued liabilities	22,027	19,469	14,854
Accrued liabilities���affiliate	16,121	2,525	1,075
Deferred revenue	26,585	26,540	26,629
Deferred Revenue Related Party Current	21,782	21,737	21,650
Other	1,450	97	1,415
Total current liabilities	88,416	70,368	65,623
Long-term Debt, Excluding Current Maturities	2,069,460	2,067,113	2,192,418
Deferred revenue	19,500	21,500	25,500
Deferred Revenue Related Party Noncurrent	17,173	14,720	12,266
Other non-current liabilities	284	289	302
Commitments and contingencies
Partners' deficit	(535,236)	(552,394)	(643,596)
Total liabilities and partners' deficit	$ 1,659,597	$ 1,621,596	$ 1,652,513

Consolidated Statements of Operations Statement (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Revenue from Third Parties	$ 66,326,000	$ 66,071,000	$ 132,387,000	$ 132,989,000	$ 268,273,000	$ 278,241,000	$ 268,328,000
Revenues���affiliate	64,087,000	63,857,000	127,906,000	127,669,000	255,611,000	255,371,000	254,895,000
Total revenues	130,413,000	129,928,000	260,293,000	260,658,000	523,884,000	533,612,000	523,223,000
Expenses
Operating and maintenance expense	7,629,000	7,144,000	15,913,000	13,256,000	25,399,000	21,827,000	27,069,000
Operating Costs and Expenses Related Parties	8,873,000	2,941,000	14,921,000	5,939,000	16,032,000	11,918,000	12,090,000
Depreciation expense	10,608,000	10,599,000	21,220,000	21,185,000	42,431,000	42,936,000	42,299,000
General and administrative expense	495,000	374,000	1,029,000	767,000	1,864,000	2,723,000	2,453,000
General and Administrative Expense Related Parties	3,598,000	2,377,000	6,424,000	4,690,000	10,790,000	9,589,000	9,570,000
Total expenses	31,203,000	23,435,000	59,507,000	45,837,000	96,516,000	88,993,000	93,481,000
Income from operations	99,210,000	106,493,000	200,786,000	214,821,000	427,368,000	444,619,000	429,742,000
Other income (expense)
Interest expense, net	(40,199,000)	(43,458,000)	(80,461,000)	(86,916,000)	(171,495,000)	(173,590,000)	(174,016,000)
Gains (Losses) on Extinguishment of Debt					(42,587,000)	0	0
Derivative gain, net	(464,000)	261,000	52,000	(575,000)	(622,000)	(2,251,000)	461,000
Other	9,000	39,000	34,000	79,000	141,000	136,000	258,000
Total other expense	(40,654,000)	(43,158,000)	(80,375,000)	(87,412,000)	(214,563,000)	(175,705,000)	(173,297,000)
Net income	$ 58,556,000	$ 63,335,000	$ 120,411,000	$ 127,409,000	$ 212,805,000	$ 268,914,000	$ 256,445,000

Consolidated Statements of Partners' Capital (Deficit) (USD $) In Thousands, unless otherwise specified	Total	General Partner Sabine Pass LNG-GP, LLC	Limited Partner Sabine Pass LNG-LP, LLC	Accumulated Other Comprehensive Income
Partners' Capital Beginning of Period at Dec. 31, 2009	$ (480,501)	$ 0	$ (480,501)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to owner	(374,835)	0	(374,835)	0
Net Income Loss Allocated to Partners	256,445	0	256,445	0
Partners' Capital End of Period at Dec. 31, 2010	(598,891)	0	(598,891)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to owner	(313,619)	0	(313,619)	0
Net Income Loss Allocated to Partners	268,914	0	268,914	0
Partners' Capital End of Period at Dec. 31, 2011	(643,596)	0	(643,596)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to owner	(333,453)	0	(333,453)	0
Net Income Loss Allocated to Partners	212,805	0	212,805	0
Partners' Capital Account, Contributions	211,850	0	211,850	0
Partners' Capital End of Period at Dec. 31, 2012	(552,394)	0	(552,394)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to owner	(149,073)	0	(149,073)	0
Net Income Loss Allocated to Partners	120,411	0	120,411	0
Partners' Capital Account, Contributions	45,820	0	45,820	0
Partners' Capital End of Period at Jun. 30, 2013	$ (535,236)	$ 0	$ (535,236)	$ 0

Consolidated Statements of Cash Flows Statement (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 120,411,000	$ 127,409,000	$ 212,805,000	$ 268,914,000	$ 256,445,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	21,220,000	21,185,000	42,431,000	42,936,000	42,299,000
Amortization of debt discount	2,347,000	2,347,000	4,695,000	4,695,000	4,695,000
Amortization of debt issuance costs	2,083,000	2,185,000	4,362,000	4,382,000	4,863,000
Non-cash derivative gain	(98,000)	(751,000)	(1,317,000)	1,415,000	124,000
Increase (Decrease) in Restricted Cash for Operating Activities	2,427,000	0	(3,654,000)	0	0
Gains (Losses) on Extinguishment of Debt			1,470,000	0	0
Increase (Decrease) in Other Operating Assets			3,496,000	0	0
Changes in operating assets and liabilities:
Increase (Decrease) in Deferred Revenue Related Parties	45,000	80,000	87,000	58,000	(41,915,000)
Deferred revenue	(1,955,000)	(3,481,000)	(4,089,000)	(3,964,000)	(3,864,000)
Accounts payable and accrued liabilities	(1,989,000)	1,308,000	2,296,000	(114,000)	(21,000)
Advances to affiliate			(487,000)	2,988,000	1,815,000
Accounts payable and accrued liabilities���affiliate	9,631,000	779,000	482,000	(1,917,000)	(407,000)
Increase (Decrease) in Accounts Receivable	(23,849,000)	0
Accounts receivable���affiliate	(17,979,000)	(165,000)	(1,035,000)	35,000	3,237,000
Other	697,000	(3,326,000)	1,753,000	(137,000)	1,155,000
Net cash provided by operating activities	112,991,000	147,570,000	263,295,000	319,291,000	268,426,000
Cash flows from investing activities
LNG terminal construction-in-process, net	(123,000)	(2,627,000)	(4,458,000)	(7,137,000)	(4,955,000)
Advances under long-term contracts			0	(193,000)	(121,000)
Net cash used in investing activities	(123,000)	(2,627,000)	(4,458,000)	(7,330,000)	(5,076,000)
Cash flows from financing activities
Repayments of Long-term Debt			(550,000,000)	0	0
Proceeds from Issuance of Long-term Debt			420,000,000	0	0
Distribution Made to Member or Limited Partner, Cash Distributions Paid	(149,073,000)	(146,707,000)	(333,453,000)	(313,619,000)	(374,835,000)
Proceeds from Contributions from Affiliates	45,820,000	0	208,354,000	0	0
Other			(9,092,000)	0	0
Investment in restricted cash and cash equivalents			6,288,000	0	0
Proceeds from (Payments for) Other Financing Activities	(34,000)	0
Nets cash used in financing activities	(103,287,000)	(146,707,000)	(257,903,000)	(313,619,000)	(374,835,000)
Net decreased in cash and cash equivalents	9,581,000	(1,764,000)	934,000	(1,658,000)	(111,485,000)
Cash and cash equivalents���beginning of period	5,202,000	4,268,000	4,268,000	5,926,000	117,411,000
Cash and cash equivalents���end of period	$ 14,783,000	$ 2,504,000	$ 5,202,000	$ 4,268,000	$ 5,926,000

Nature of Operations	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS [Abstract]
Nature of Operations
NATURE OF OPERATIONS

Sabine Pass LNG, L.P., a Delaware limited partnership, is a Houston-based partnership formed with one general partner, Sabine Pass LNG-GP, LLC ("Sabine Pass GP"), an indirect subsidiary of Cheniere Energy, Inc. ("Cheniere"), and one limited partner, Sabine Pass LNG-LP, LLC ("Sabine Pass LP"), an indirect subsidiary of Cheniere. Cheniere has a 59.5% ownership interest in Cheniere Energy Partners, L.P. ("Cheniere Partners"), which is the 100% parent of Cheniere Energy Investments, LLC ("Cheniere Investments"), the 100% parent of Sabine Pass GP, Sabine Pass LP and us. As used in these Notes to Consolidated Financial Statements, the terms "we", "us" and "our" refer to Sabine Pass LNG, L.P. The purpose of this limited partnership is to own, develop and operate a liquefied natural gas ("LNG") receiving and regasification terminal in western Cameron Parish, Louisiana, less than four miles from the Gulf Coast on the Sabine Pass deepwater ship channel ("our LNG terminal").

Basis of Presentation (Notes)	3 Months Ended
Jun. 30, 2013
Basis of Presentation [Abstract]
Basis of Presentation
BASIS OF PRESENTATION

The accompanying unaudited Consolidated Financial Statements of Sabine Pass LNG, L.P. have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP") for interim financial information and with Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In our opinion, all adjustments, consisting only of normal recurring adjustments necessary for a fair presentation, have been included. As used in these Notes to Consolidated Financial Statements, the terms "Sabine Pass LNG," "we", "us" and "our" refer to Sabine Pass LNG, L.P. and its wholly owned subsidiaries, unless otherwise stated or indicated by context.

Results of operations for the three and six months ended June 30, 2013 are not necessarily indicative of the results of operations that will be realized for the year ending December 31, 2013.

We are a disregarded entity for federal and state income tax purposes. Our taxable income or loss, which may vary substantially from the net income or loss reported on our Consolidated Statements of Operations, is able to be included in the federal income tax return of Cheniere Energy Partners, L.P. ("Cheniere Partners"), a publicly traded partnership which indirectly owns us. Accordingly, no provision or liability for federal or state income taxes is included in the accompanying Consolidated Financial Statements.

For further information, refer to the consolidated financial statements and accompanying notes included in our Annual Report on Form 10-K for the year ended December 31, 2012, as amended by Amendment No. 1 on Form 10-K/A.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Our Consolidated Financial Statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Certain reclassifications have been made to conform prior period information to the current presentation.  The reclassifications had no effect on our overall consolidated financial position, results of operations or cash flows.

Summary of Critical Accounting Policies and Estimates

The selection and application of accounting policies is an important process that has developed as our business activities have evolved and as the accounting rules have developed. Accounting rules generally do not involve a selection among alternatives but involve an implementation and interpretation of existing rules, and the use of judgment, to apply the accounting rules to the specific set of circumstances existing in our business. In preparing our consolidated financial statements in conformity with GAAP, we endeavor to comply with all applicable rules on or before their adoption, and we believe that the proper implementation and consistent application of the accounting rules are critical. However, not all situations are specifically addressed in the accounting literature. In these cases, we must use our best judgment to adopt a policy for accounting for these situations. We accomplish this by analogizing to similar situations and the accounting guidance governing them.

Cash and Cash Equivalents

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounting for LNG Activities

Generally, we begin capitalizing the costs of LNG terminal projects once the individual project meets the following criteria: (i) regulatory approval has been received, (ii) financing for the project is available and (iii) management has committed to commence construction. Prior to meeting these criteria, most of the costs associated with a project are expensed as incurred. These costs primarily include professional fees associated with front-end engineering and design work, costs of securing necessary regulatory approvals, and other preliminary investigation and development activities related to our LNG terminal projects.

Generally, costs that are capitalized prior to a project meeting the criteria otherwise necessary for capitalization include: land and lease option costs that are capitalized as property, plant and equipment and certain permits that are capitalized as intangible LNG assets. The costs of lease options are amortized over the life of the lease once obtained. If no lease is obtained, the costs are expensed.

We capitalize interest and other related debt costs during the construction period of our LNG terminal. Upon commencement of operations, capitalized interest, as a component of the total cost, will be amortized over the estimated useful life of the asset.

Revenue Recognition

LNG regasification capacity reservation fees are recognized as revenue over the term of the respective TUAs. Advance capacity reservation fees are initially deferred and amortized over a 10-year period as a reduction of a customer’s regasification capacity reservation fees payable under its TUA.  For a discussion of revenue from related parties, please read Note 11—"Related Party Transactions".  The retained 2% of LNG delivered for each customer’s account at our LNG terminal is recognized as revenue as we perform the services set forth in each customer’s TUA.

Income Taxes

We are a disregarded entity for federal income tax purposes. Our taxable income or loss, which may vary substantially from the net income or loss reported on our Consolidated Statements of Operations, is able to be included in the federal income tax return of Cheniere Partners, a publicly traded partnership which indirectly owns us. Accordingly, no provision or liability for federal or state income taxes is included in the accompanying Consolidated Financial Statements.

At December 31, 2012, the tax basis of our assets and liabilities was $365.6 million less than the reported amounts of our assets and liabilities.

Pursuant to the Sabine Pass Indenture, we are permitted to make distributions ("Tax Distributions") for any fiscal year or portion thereof in which we are a limited partnership, disregarded entity or other substantially similar pass-through entity for federal and state income tax purposes. The permitted Tax Distributions are equal to the tax that we would owe if we were a corporation subject to federal and state income tax that filed separate federal and state income tax returns, excluding the amounts covered by the State Tax Sharing Agreement discussed immediately below. The Tax Distributions are limited to the amount of federal and/or state income taxes paid by Cheniere to the appropriate taxing authorities and are payable by us within 30 days of the date that Cheniere is required to make federal or state income tax payments to the appropriate taxing authorities.

In November 2006, we and Cheniere entered into a state tax sharing agreement. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which we and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, we will pay to Cheniere an amount equal to the state and local tax that we would be required to pay if our state and local tax liability were computed on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from us under this agreement; therefore, Cheniere has not demanded any such payments from us. The agreement is effective for tax returns due on or after January 1, 2008.

Property, Plant and Equipment
Property, plant and equipment are recorded at cost. Expenditures for construction activities, major renewals and betterments are capitalized, while expenditures for maintenance and repairs and general and administrative activities are charged to expense as incurred. Interest costs incurred on debt obtained for the construction of property, plant and equipment are capitalized as construction-in-process over the construction period or related debt term, whichever is shorter. We depreciate our property, plant and equipment using the straight-line depreciation method. Upon retirement or other disposition of property, plant and equipment, the cost and related accumulated depreciation are removed from the account, and the resulting gains or losses are recorded in operations.

Management reviews property, plant and equipment for impairment periodically and whenever events or changes in circumstances have indicated that the carrying amount of property, plant and equipment might not be recoverable. We have recorded no significant impairments related to property, plant and equipment for 2012, 2011 or 2010.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from the estimates and assumptions used.

Estimates used in the assessment of impairment of our long-lived assets are the most significant of our estimates.  There are numerous uncertainties inherent in estimating future cash flows of assets or business segments.  The accuracy of any cash flow estimate is a function of judgment used in determining the amount of cash flows generated.  As a result, cash flows may be different from the cash flows that we use to assess impairment of our assets.  Management reviews its estimates of cash flows on an ongoing basis using historical experience and other factors, including the current economic and commodity price environment.  Significant negative industry or economic trends, including reduced estimates of future cash flows for our business or disruptions to our business could lead to an impairment charge of our long-lived assets and other intangible assets. Our valuation methodology for assessing impairment requires management to make judgments and assumptions based on historical experience and to rely heavily on projections of future operating performance. Projections of future operating results and cash flows may vary significantly from results. In addition, if our analysis results in an impairment of our long-lived assets, we may be required to record a charge to earnings in our consolidated financial statements during a period in which such impairment is determined to exist, which may negatively impact our results of operations.

Other items subject to estimates and assumptions include asset retirement obligations, valuations of derivative instruments and collectability of accounts receivable and other assets.

As future events and their effects cannot be determined accurately, actual results could differ significantly from our estimates.

Debt Issuance Costs

Debt issuance costs consist primarily of arrangement fees, professional fees, legal fees and printing costs. These costs are capitalized and are being amortized to interest expense over the term of the related debt facility.

Asset Retirement Obligations

We recognize asset retirement obligations ("AROs") for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal use of the asset and for conditional AROs in which the timing or method of settlement are conditional on a future event that may or may not be within our control. The fair value of a liability for an ARO is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset. This additional carrying amount is depreciated over the estimated useful life of the asset. Our recognition of asset retirement obligations is described below:

Based on the real property lease agreements at our LNG terminal, at the expiration of the term of the leases we are required to surrender the LNG terminal in good working order and repair, with normal wear and tear and casualty expected. The property lease agreements at our LNG terminal have terms of up to 90 years including renewal options. We have determined that the cost to surrender our LNG terminal in good order and repair, with normal wear and tear and casualty expected, is zero. Therefore, we have not recorded an asset retirement obligation associated with our LNG terminal.

Derivatives

We use derivative instruments from time to time to hedge the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate our LNG terminal. We have disclosed certain information regarding these derivative positions, including the fair value of our derivative positions, in Note 7—"Financial Instruments" of our Notes to Consolidated Financial Statements.

Accounting guidance for derivative instruments and hedging activities establishes accounting and reporting standards requiring that derivative instruments be recorded at fair value and included in the consolidated balance sheet as assets or liabilities. The accounting for changes in the fair value of a derivative instrument depends on the intended use of the derivative and the resulting designation, which is established at the inception of a derivative. We record changes in the fair value of our derivative positions based on the value for which the derivative instrument could be exchanged between willing parties.  To date, all of our derivative positions fair value determinations have been made by management using quoted prices in active markets for similar assets or liabilities.  The ultimate fair value of our derivative instruments is uncertain, and we believe that it is possible that a change in the estimated fair value will occur in the near future as commodity prices and interest rates change.

Changes in fair value of contracts that do not qualify as hedges or are not designated as hedges are recognized currently in earnings. Gains and losses in positions to hedge the cash flows attributable to the future sale of LNG inventory are classified as revenues on our Consolidated Statements of Operations. Gains or losses in the positions to mitigate the price risk from future purchases of natural gas to be utilized as fuel to operate our LNG terminal are classified as derivative gain (loss) on our Consolidated Statements of Operations.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, restricted cash and cash equivalents, restricted certificates of deposit, accounts receivable, and accounts payable approximate fair value because of the short maturity of those instruments. We use available market data and valuation methodologies to estimate the fair value of debt.

Concentration of Credit Risk

Financial instruments that potentially subject us to a concentration of credit risk consist principally of cash and cash equivalents and restricted cash. We maintain cash balances at financial institutions, which may at times be in excess of federally insured levels. We have not incurred losses related to these balances to date.

The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments. Our commodity derivative transactions are executed through over-the-counter contracts which are subject to nominal credit risk as these transactions are settled on a daily margin basis with an investment grade financial institution. Collateral deposited for such contracts is recorded as an other current asset and not netted within the derivative fair value. We monitor counterparty creditworthiness on an ongoing basis; however, we cannot predict sudden changes in counterparties’ creditworthiness. In addition, even if such changes are not sudden, we may be limited in our ability to mitigate an increase in counterparty credit risk. Should one of these counterparties not perform, we may not realize the benefit of some of our derivative instruments.

We have entered into certain long-term TUAs with unaffiliated third parties for regasification capacity at our LNG terminal. We are dependent on the respective counterparties’ creditworthiness and their willingness to perform under their respective TUAs. We have mitigated this credit risk by securing TUAs for a significant portion of our regasification capacity with creditworthy third-party customers with a minimum Standard & Poor’s rating of AA.

Recent Accounting Standards Not Yet Adopted

We have also considered all other newly issued accounting guidance that is applicable to our operations and the preparation of our consolidated financial statements, including that which is not yet effective. We do not believe that any such guidance will have a material impact on our consolidated financial position, results of operations or cash flows.

Restricted Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Restricted Cash and Cash Equivalents
RESTRICTED CASH AND CASH EQUIVALENTS

Restricted cash and cash equivalents consists of cash and cash equivalents that are contractually restricted as to usage or withdrawal, as follows:

Senior Notes Debt Service Reserve

We have consummated private offerings of an aggregate principal amount of $1,665.5 million of 7.50% Senior Secured Notes due 2016 (the "2016 Notes") and $420.0 million of 6.50% Senior Secured Notes due 2020 (the "2020 Notes") (See Note 6—"Long-Term Debt"). Collectively, the 2016 Notes and the 2020 Notes are referred to as the "Senior Notes." Under the indentures governing the Senior Notes (the "Sabine Pass Indentures"), except for permitted tax distributions, we may not make distributions until certain conditions are satisfied, including that there must be on deposit in an interest payment account an amount equal to one-sixth of the semi-annual interest payment multiplied by the number of elapsed months since the last semi-annual interest payment and there must be on deposit in a permanent debt service reserve fund an amount equal to one semi-annual interest payment. Distributions are permitted only after satisfying the foregoing funding requirements, a fixed charge coverage ratio test of 2:1 and other conditions specified in the Sabine Pass Indentures.

As of June 30, 2013 and December 31, 2012, we classified $15.0 million and $17.4 million, respectively, as current restricted cash and cash equivalents for the payment of interest due within twelve months. As of June 30, 2013 and December 31, 2012, we classified the permanent debt service reserve fund of $76.1 million as non-current restricted cash and cash equivalents. These cash accounts are controlled by a collateral trustee, and, therefore, are shown as restricted cash and cash equivalents on our Consolidated Balance Sheets.

RESTRICTED CASH AND CASH EQUIVALENTS

Restricted cash and cash equivalents consists of cash and cash equivalents that are contractually restricted as to usage or withdrawal, as follows:

Senior Notes Debt Service Reserve

We have consummated private offerings of an aggregate principal amount of $2,215.5 million of 2013 Notes and 2016 Notes and $420.0 million of 2020 Notes (See Note 10—"Long-Term Debt"). Collectively, the 2013 Notes, 2016 Notes, and 2020 Notes are referred to as the "Senior Notes." Under the indentures governing the Senior Notes (the "Sabine Pass Indentures"), except for permitted tax distributions, we may not make distributions until certain conditions are satisfied, including that there must be on deposit in an interest payment account an amount equal to one-sixth of the semi-annual interest payment multiplied by the number of elapsed months since the last semi-annual interest payment and there must be on deposit in a permanent debt service reserve fund an amount equal to one semi-annual interest payment. Distributions are permitted only after satisfying the foregoing funding requirements, a fixed charge coverage ratio test of 2:1 and other conditions specified in the Sabine Pass Indentures.

As of December 31, 2012 and 2011, we classified $17.4 million and $13.7 million, respectively, as current restricted cash and cash equivalents for the payment of interest due within twelve months. As of December 31, 2012 and 2011, we classified the permanent debt service reserve fund of $76.1 million and $82.4 million, respectively, as non-current restricted cash and cash equivalents. These cash accounts are controlled by a collateral trustee, and, therefore, are shown as restricted cash and cash equivalents on our Consolidated Balance Sheets.

LNG Inventory	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
LNG Inventory
LNG INVENTORY

LNG inventory is recorded at cost and is subject to lower of cost or market ("LCM") adjustments at the end of each period. LNG inventory cost is determined using the average cost method. Recoveries of losses resulting from interim period LCM adjustments are recorded when market price recoveries occur on the same inventory in the same fiscal year. These recoveries are recognized as gains in later interim periods with such gains not exceeding previously recognized losses. As of December 31, 2012 and 2011, we had $2.6 million and $0.5 million, respectively, of LNG inventory on our Consolidated Balance Sheets. During the years ended December 31, 2012, 2011 and 2010, we recognized $0.2 million, $0.4 million and $0.3 million, respectively, as a result of LCM adjustments to our LNG inventory.

Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	June 30,	December 31,
	2013	2012
LNG terminal costs
LNG terminal	$1,641,717	$1,641,722
LNG terminal construction-in-process	273	256
LNG site and related costs, net	152	156
Accumulated depreciation	(187,630)	(166,539)
Total LNG terminal costs, net	1,454,512	1,475,595

Fixed assets
Computer and office equipment	424	368
Vehicles	599	550
Machinery and equipment	1,169	1,172
Other	749	759
Accumulated depreciation	(2,396)	(2,270)
Total fixed assets, net	545	579
Property, plant and equipment, net	$1,455,057	$1,476,174

Depreciation expense related to our LNG terminal totaled $10.5 million for each of the three months ended June 30, 2013 and 2012. Depreciation expense related to our LNG terminal totaled $21.1 million and $21.0 million for the six months ended June 30, 2013 and 2012, respectively.

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2012	2011
LNG terminal costs
LNG terminal	$1,641,722	$1,637,724
LNG terminal construction-in-process	256	286
LNG site and related costs, net	156	163
Accumulated depreciation	(166,539)	(124,409)
Total LNG terminal costs, net	1,475,595	1,513,764

Fixed assets
Computer and office equipment	368	227
Vehicles	550	416
Machinery and equipment	1,172	1,068
Other	759	630
Accumulated depreciation	(2,270)	(1,968)
Total fixed assets, net	579	373
Property, plant and equipment, net	$1,476,174	$1,514,137

Depreciation expense related to our LNG terminal totaled $42.1 million, $42.6 million and $41.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Our LNG terminal is depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives. The identifiable components of our LNG terminal with similar estimated useful lives have a depreciable range between 15 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Marine berth, electrical, facility and roads	35
Regasification processing equipment (recondensers, vaporization and vents)	30
Sendout pumps	20
Others	15-30

Debt Issuance Costs	12 Months Ended
Dec. 31, 2012
DEBT ISSUANCE COSTS [Abstract]
Debt Issuance Costs
DEBT ISSUANCE COSTS

We have incurred debt issuance costs in connection with our long-term debt. These costs are capitalized and are being amortized over the term of the related debt. The amortization of debt issuance costs was recorded as interest expense. As of December 31, 2012 and 2011, we had capitalized $20.9 million and $17.6 million (net of accumulated amortization of $18.3 million and $21.8 million), respectively, of costs directly associated with the Senior Notes.

As of December 31, 2012 (in thousands):

Long-Term Debt	Debt Issuance Costs	Amortization Period	Accumulated Amortization	Net Costs
2016 Notes	$30,057	10 years	$(18,030)	$12,027
2020 Notes	9,092	8 years	(237)	8,855
Total	$39,149		$(18,267)	$20,882

Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS

Derivative Instruments

We have entered into certain instruments to hedge the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate our LNG terminal ("Fuel Derivatives").

The following table (in thousands) shows the fair value of our derivative assets and liabilities that are required to be measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012, which are classified as other current assets/other current liabilities in our Consolidated Balance Sheets.

	Fair Value Measurements as of
	June 30, 2013				December 31, 2012
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fuel Derivatives liability	$—	$200	$—	$200	$—	$98	$—	$98

The estimated fair values of our Fuel Derivatives are the amount at which the instruments could be exchanged currently between willing parties. We value these derivatives using observable commodity price curves and other relevant data. Derivative assets and liabilities arising from our derivative contracts with the same counterparty are reported on a net basis, as all counterparty derivative contracts provide for net settlement.

Commodity Derivatives

We recognize all derivative instruments that qualify for derivative accounting treatment as either assets or liabilities and measure those instruments at fair value unless they qualify for, and we elect, the normal purchase normal sale exemption.  For transactions in which we have elected the normal purchase normal sale exemption, gains and losses are not reflected on our Consolidated Statements of Operations until the period of delivery. For certain of our Fuel Derivative instruments changes in fair value are reported in earnings.

The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments. Except for the fuel hedges with our affiliate described below, our commodity derivative transactions are executed through over-the-counter contracts which are subject to nominal credit risk as these transactions are settled on a daily margin basis with investment grade financial institutions.

The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments in instances where our Fuel Derivatives or our LNG Inventory Derivatives are in an asset position. Except for the fuel hedges with our affiliate described below, our commodity derivative transactions are executed through over-the-counter contracts which are subject to nominal credit risk as these transactions are settled on a daily margin basis with investment grade financial institutions. We are required by these financial institutions to use margin deposits as credit support for our commodity derivative activities. Collateral of $0.8 million deposited for such contracts, which has not been reflected in the derivative fair value tables, is included in the other current assets balance as of June 30, 2013 and December 31, 2012.

During the second quarter of 2013, we began to enter into forward contracts under our master service agreement with Cheniere Marketing, LLC ("Cheniere Marketing"), a wholly owned subsidiary of Cheniere, to hedge the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate our terminal. We elected to account for these physical hedges of future fuel purchases as normal purchase normal sale transactions, exempt from fair value accounting. We had not posted collateral with Cheniere Marketing for such forward contracts as of June 30, 2013.

The following table (in thousands) shows the fair value and location of our Fuel Derivatives on our Consolidated Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	June 30, 2013	December 31, 2012
Fuel Derivatives liability	Other current liabilities	$200	$98

The following table (in thousands) shows the changes in the fair value and settlements of our Fuel Derivatives recorded in derivative gain (loss) on our Consolidated Statements of Operations during the three and six months ended June 30, 2013 and 2012:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Fuel Derivatives gain (loss) (1)	$(464)	$261	52	$(575)

(1)Excludes settlements of hedges of the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate our terminal for which we have elected the normal purchase normal sale exemption from derivative accounting.

Balance Sheet Presentation

Our Fuel Derivatives are presented on a net basis on our Consolidated Balance Sheets as described above. The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
Offsetting Derivative Liabilities				Derivative Instrument	Cash Collateral Received (Paid)	Net Amount
As of June 30, 2013:
Fuel Derivatives	$200	$200	$—	$—	$—	$—
As of December 31, 2012:
Fuel Derivatives	98	98	—	—	—	—

Other Financial Instruments

The estimated fair value of our other financial instruments, including those financial instruments for which the fair value option was not elected, are set forth in the table below.  The carrying amounts reported on our Consolidated Balance Sheets for cash and cash equivalents, restricted cash and cash equivalents, accounts receivable, interest receivable and accounts payable approximate fair value due to their short-term nature.
Other Financial Instruments (in thousands):

	June 30, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2016 Notes, net of discount (1)	$1,649,460	$1,781,417	$1,647,113	$1,824,177
2020 Notes (1)	420,000	427,350	420,000	437,850

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on June 30, 2013 and December 31, 2012, as applicable.

FINANCIAL INSTRUMENTS

Derivative Instruments

We have entered into certain instruments to hedge the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate our LNG terminal ("Fuel Derivatives").

The following table (in thousands) shows the fair value of our derivative assets and liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2012 and 2011, which are classified as other current assets/other current liabilities in our Consolidated Balance Sheets.

	Fair Value Measurements as of
	December 31, 2012				December 31, 2011
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fuel Derivatives Liability	$—	$98	$—	$98	$—	$1,415	$—	$1,415

The estimated fair values of our Fuel Derivatives are the amount at which the instruments could be exchanged currently between willing parties. We value these derivatives using observable commodity price curves and other relevant data.

Commodity Derivatives

Changes in the fair value of our Fuel Derivatives are reported in earnings because we have not elected to designate these derivative instruments as a hedging instrument that is required to qualify for cash flow hedge accounting. The following table (in thousands) shows the fair value and location of our Fuel Derivatives on our Consolidated Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2012	December 31, 2011
Fuel Derivatives liability	Other current liabilities	$98	$1,415

The following table (in thousands) shows the changes in the fair value and settlements of our Fuel Derivatives recorded in derivative gain (loss) on our Consolidated Statements of Operations during the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
	2012	2011	2010
Fuel Derivatives	$(622)	$(2,251)	$461

The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments. Our commodity derivative transactions are executed through over-the-counter contracts which are subject to nominal credit risk as these transactions are settled on a daily margin basis with investment grade financial institutions.  Collateral of $0.8 million and $2.1 million deposited for such contracts, which has not been reflected in the derivative fair value tables, is included in the other current assets balance as of December 31, 2012, and 2011, respectively.

Balance Sheet Presentation

Our Fuel Derivatives are presented on a net basis on our Consolidated Balance Sheets as described above. The following table (in thousands) shows the fair value of our derivatives outstanding on a gross basis:

	December 31, 2012	December 31, 2011
Fuel Derivatives:
Assets	$47	$—
Liabilities	145	1,415

Other Financial Instruments

The estimated fair value of our other financial instruments, including those financial instruments for which the fair value option was not elected are set forth in the table below.  The carrying amounts reported on our Consolidated Balance Sheets for cash and cash equivalents, restricted cash and cash equivalents, accounts receivable, interest receivable and accounts payable approximate fair value due to their short-term nature.
Other Financial Instruments (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2013 Notes (1)	$—	$—	$550,000	$555,500
2016 Notes, net of discount (1)	1,647,113	1,824,177	1,642,418	1,650,630
2020 Notes (1)	420,000	437,850	—	—

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2012 and 2011, as applicable.

Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of June 30, 2013 and December 31, 2012, accrued liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2013	2012
Interest and related debt fees	$14,959	$16,173
LNG terminal costs	1,047	977
Affiliate	16,121	2,525
Other	6,021	2,319
Total accrued liabilities	$38,148	$21,994

ACCRUED LIABILITIES

As of December 31, 2012 and 2011, accrued liabilities consisted of the following (in thousands):

	December 31,
	2012	2011
Interest and related debt fees	$16,173	$13,732
LNG terminal costs	977	1,122
Affiliate	2,525	1,075
Other	2,319	—
Total accrued liabilities	$21,994	$15,929

Deferred Revenues	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
DEFERRED REVENUE

Advance Capacity Reservation Fee

In November 2004, Total Gas & Power North America, Inc. ("Total") paid us a nonrefundable advance capacity reservation fee of $10.0 million in connection with the reservation of approximately 1.0 Bcf/d of LNG regasification capacity at our LNG terminal. An additional advance capacity reservation fee payment of $10.0 million was paid by Total to us in April 2005. The advance capacity reservation fee payments are being amortized as a reduction of Total’s regasification capacity reservation fee under its TUA over a 10-year period beginning with the commencement of its TUA on April 1, 2009. As a result, we recorded the advance capacity reservation fee payments that we received, although non-refundable, as deferred revenue to be amortized to income over the corresponding 10-year period.

In November 2004, we also entered into a TUA to provide Chevron U.S.A. Inc. ("Chevron") with approximately 0.7 Bcf/d of LNG regasification capacity at our LNG terminal. In December 2005, Chevron exercised its option to increase its reserved capacity by approximately 0.3 Bcf/d to approximately 1.0 Bcf/d, making advance capacity reservation fee payments to us totaling $20.0 million. The advance capacity reservation fee payments are being amortized as a reduction of Chevron’s regasification capacity reservation fee under its TUA over a 10-year period beginning with the commencement of its TUA on July 1, 2009. As a result, we recorded the advance capacity reservation fee payments that we received, although non-refundable, as deferred revenue to be amortized to income over the corresponding 10-year period.

As of December 31, 2012, we had recorded $4.0 million and $21.5 million as current and non-current deferred revenue on our Consolidated Balance Sheets, respectively, related to the Total and Chevron advance capacity reservation fees. As of December 31, 2011, we had recorded $4.0 million and $25.5 million as current and non-current deferred revenue on our Consolidated Balance Sheets, respectively, related to the Total and Chevron advance capacity reservation fees.

TUA Payments

Following the achievement of commercial operability of our LNG terminal in September 2008, we began receiving capacity reservation fee payments from Cheniere Marketing, LLC ("Cheniere Marketing") under its TUA. Effective July 1, 2010, Cheniere Marketing assigned its existing TUA with us to Cheniere Investments, a wholly owned subsidiary of Cheniere Partners, including all of its rights, titles, interests, obligations and liabilities in and under the TUA. After the assignment of the TUA from Cheniere Marketing to Cheniere Investments, Cheniere Investments began making its TUA payments on a monthly basis. Sabine Pass Liquefaction, LLC ("Sabine Pass Liquefaction") obtained this reserved capacity as a result of an assignment in July 2012 by Cheniere Investments of its rights, title and interest under its TUA. In connection with the assignment, we, Sabine Pass Liquefaction and Cheniere Investments entered into a terminal use rights assignment and agreement ("TURA") pursuant to which Cheniere Investments has the right to use Sabine Pass Liquefaction's reserved capacity under the TUA and has the obligation to make the monthly capacity payments required by the TUA to us. Cheniere Partners has guaranteed the obligations of Sabine Pass Liquefaction under its TUA and the obligations of Cheniere Investments under the TURA. As of December 31, 2012 and 2011, we had recorded $21.0 million as current deferred revenue—affiliate related to Cheniere Investments monthly advance capacity reservation fee payment.

Total and Chevron are obligated to make monthly TUA payments to us in advance of the month of service. These monthly payments are recorded to current deferred revenue in the period cash is received and are then recorded as revenue in the next month when the TUA service is performed. As of December 31, 2012 and 2011, we had recorded $21.1 million as current deferred revenue on our Consolidated Balance Sheets related to Total's and Chevron's monthly advance capacity reservation fee payments.

Cooperative Endeavor Agreements

In July 2007, we executed Cooperative Endeavor Agreements ("CEAs") with various Cameron Parish, Louisiana taxing authorities that allow them to accelerate certain of our property tax payments scheduled to begin in 2019. This ten-year initiative represents an aggregate $25.0 million commitment, and will make resources available to the Cameron Parish taxing authorities on an accelerated basis in order to aid in their reconstruction efforts following Hurricane Rita. In exchange for our advance payments of ad valorem taxes, Cameron Parish will grant us a dollar for dollar credit against future ad valorem taxes to be levied against our LNG terminal starting in 2019. In September 2007, we entered into an agreement with Cheniere Marketing, pursuant to which Cheniere Marketing will advance us any and all amounts payable under the CEAs in exchange for a similar amount of credits against future ad valorem reimbursements it would owe us under its TUA starting in 2019. These advance ad valorem tax payments were recorded to other assets, and payments from Cheniere Marketing that we utilized to make the early payment of taxes were recorded as deferred revenue. As of December 31, 2012 and 2011, we had $14.7 million and $12.3 million, respectively, of other non-current assets and non-current deferred revenue resulting from accelerated ad valorem tax payments.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Long-term Debt
LONG-TERM DEBT

As of June 30, 2013 and December 31, 2012, our long-term debt consisted of the following (in thousands):

	June 30,	December 31,
	2013	2012
Long-term debt
2016 Notes	$1,665,500	$1,665,500
2020 Notes	420,000	420,000
Total long-term debt	2,085,500	2,085,500
Long-term debt discount
2016 Notes	(16,040)	(18,387)
Total long-term debt, net of discount	$2,069,460	$2,067,113

Senior Notes

As of June 30, 2013 and December 31, 2012, we had an aggregate principal amount of $1,665.5 million, before discount, of the 2016 Notes and $420.0 million of the 2020 Notes outstanding. Borrowings under the 2016 Notes and 2020 Notes bear interest at a fixed rate of 7.50% and 6.50%, respectively. The terms of the 2016 Notes and the 2020 Notes are substantially similar. Interest on the 2016 Notes is payable semi-annually in arrears on May 30 and November 30 of each year. Interest on the 2020 Notes is payable semi-annually in arrears on May 1 and November 1 of each year. Subject to permitted liens, the Senior Notes are secured on a first-priority basis by a security interest in all of our equity interests and substantially all of our operating assets.

We may redeem some or all of our 2016 Notes at any time, and from time to time, at the redemption prices specified in the indenture governing the 2016 Notes, plus accrued and unpaid interest, if any, to the date of redemption. We may redeem all or part of our 2020 Notes at any time on or after November 1, 2016, at fixed redemption prices specified in the indenture governing the 2020 Notes, plus accrued and unpaid interest, if any, to the date of redemption. We may also, at our option, redeem all or part of the 2020 Notes at any time prior to November 1, 2016, at a "make-whole" price set forth in the indenture governing the 2020 Notes, plus accrued and unpaid interest, if any, to the date of redemption. At any time before November 1, 2015, we may redeem up to 35% of the aggregate principal amount of the 2020 Notes at a redemption price of 106.5% of the principal amount of the 2020 Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date, in an amount not to exceed the net proceeds of one or more completed equity offerings as long as we redeem the 2020 Notes within 180 days of the closing date for such equity offering and at least 65% of the aggregate principal amount of the 2020 Notes originally issued remains outstanding after the redemption.

Under the indentures governing the Senior Notes, except for permitted tax distributions, we may not make distributions until certain conditions are satisfied: there must be on deposit in an interest payment account an amount equal to one-sixth of the semi-annual interest payment multiplied by the number of elapsed months since the last semi-annual interest payment, and there must be on deposit in a permanent debt service reserve fund an amount equal to one semi-annual interest payment. Distributions are permitted only after satisfying the foregoing funding requirements, a fixed charge coverage ratio test of 2:1 and other conditions specified in the indentures governing the Senior Notes. During the three months ended June 30, 2013 and 2012, we made distributions of $72.4 million and $77.3 million, respectively, after satisfying all the applicable conditions in the indentures. During the six months ended June 30, 2013 and 2012, we made distributions of $149.1 million and $146.7 million, respectively, after satisfying all the applicable conditions in the indentures.

In connection with the issuance of the 2020 Notes, we also entered into a registration rights agreement (the "Registration Rights Agreement"). Under the Registration Rights Agreement, we have agreed to use commercially reasonable efforts to file with the Securities and Exchange Commission (the "SEC") and cause to become effective a registration statement relating to an offer to exchange the 2020 Notes for a like aggregate principal amount of SEC-registered notes with terms identical in all material respects to the 2020 Notes (other than with respect to restrictions on transfer or to any increase in annual interest rate) within 360 days after the 2020 Notes were issued. Under specified circumstances, we may be required to file a shelf registration statement to cover resales of the 2020 Notes. If we fail to satisfy these obligations, we may be required to pay additional interest to holders of the 2020 Notes under certain circumstances.

LONG-TERM DEBT

As of December 31, 2012 and 2011, our long-term debt consisted of the following (in thousands):

	December 31,
	2012	2011
2013 Notes	$—	$550,000
2016 Notes	1,665,500	1,665,500
2020 Notes	420,000	—
Total long-term, debt	2,085,500	2,215,500

Long-term debt discount
2016 Notes	(18,387)	(23,082)
Total long-term debt, net of discount	$2,067,113	$2,192,418

Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2012 (in thousands):

	Payments Due for the Years Ended December 31,
	Total	2013	2014 to 2015	2016 to 2017	Thereafter
Debt (including related parties):
2016 Notes	$1,665,500	$—	$—	$1,665,500	$—
2020 Notes	420,000	—	—	—	420,000
Debt (including related parties)	$2,085,500	$—	$—	$1,665,500	$420,000

Senior Notes

In November 2006, we issued an aggregate principal amount of $2,032.0 million of Senior Secured Notes, consisting of $550.0 million of 7.25% Senior Secured Notes due 2013 (the "2013 Notes") and $1,482.0 million of 7.50% Senior Secured Notes due 2016 (the "2016 Notes"). In September 2008, we issued an additional $183.5 million, before discount, of 2016 Notes whose terms were identical to the previously outstanding 2016 Notes. In October 2012, we issued an aggregate principal amount of $420.0 million of 6.50% Senior Secured Notes due in 2020 (the "2020 Notes"), whose terms were substantially similar to the outstanding 2016 Notes, and redeemed all of the 2013 Notes. As a result, we recorded a $42.6 million loss on early extinguishment of debt primarily related to make-whole payments. Collectively, the 2013 Notes, 2016 Notes, and 2020 Notes are referred to as the "Senior Notes." Interest on the 2016 Notes is payable semi-annually in arrears on May 30 and November 30 of each year. Interest on the 2020 Notes is payable semi-annually in arrears on May 1 and November 1 of each year. The Senior Notes are secured on a first-priority basis by a security interest in all of our equity interests and substantially all of our operating assets.

We may redeem some or all of our 2016 Notes at any time, and from time to time, at a redemption price equal to 100% of the principal plus any accrued and unpaid interest plus the greater of:
•1.0% of the principal amount of the 2016 Notes; or

•
the excess of: a) the present value at such redemption date of (i) the redemption price of the 2016 Notes plus (ii) all required interest payments due on the 2016 Notes (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the Treasury Rate as of such redemption date plus 50 basis points; over b) the principal amount of the 2016 Notes, if greater.

We may redeem all or part of our 2020 Notes at any time on or after November 1, 2016, at fixed redemption prices specified in the Indenture, plus accrued and unpaid interest, if any, to the date of redemption. We may also, at our option, redeem all or part of the 2020 Notes at any time prior to November 1, 2016, at a "make-whole" price set forth in the Indenture, plus accrued and unpaid interest, if any, to the date of redemption.

Under the indentures governing the Senior Notes, except for permitted tax distributions, we may not make distributions until certain conditions are satisfied: there must be on deposit in an interest payment account an amount equal to one-sixth of the semi-annual interest payment multiplied by the number of elapsed months since the last semi-annual interest payment, and there must be on deposit in a permanent debt service reserve fund an amount equal to one semi-annual interest payment. Distributions are permitted only after satisfying the foregoing funding requirements, a fixed charge coverage ratio test of 2:1 and other conditions specified in the indenture. During the years ended December 31, 2012, 2011 and 2010, we made distributions of $333.5 million, $313.6 million and $374.8 million, respectively, after satisfying all the applicable conditions in the indentures.

In connection with the issuance of the 2020 Notes, we also entered into a registration rights agreement (the "Registration Rights Agreement"). Under the Registration Rights Agreement, we have agreed to use reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to exchange the notes for an issue of SEC-registered notes with terms substantially identical to the 2020 Notes within 360 days after the 2020 Notes were issued. In certain circumstances, we may be required to file a shelf registration statement to cover resales of the 2020 Notes. If we fail to satisfy these obligations, we may be required to pay additional interest to holders of the 2020 Notes under certain circumstances.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

As of June 30, 2013 and December 31, 2012, we had $0.5 million and $1.0 million of advances to affiliates, respectively. In addition, we have entered into the following related party transactions:

Terminal Use Agreement

Sabine Pass Liquefaction obtained approximately 2.0 Bcf/d of regasification capacity under a terminal use agreement ("TUA") with us as a result of an assignment in July 2012 by Cheniere Energy Investments, LLC ("Cheniere Investments"), a wholly owned subsidiary of Cheniere Partners, of its rights, title and interest under its TUA with us. Sabine Pass Liquefaction is obligated to make monthly capacity payments to us aggregating approximately $250 million per year, continuing until at least 20 years after Sabine Pass Liquefaction delivers its first commercial cargo at Sabine Pass Liquefaction's facilities under construction, which Cheniere Partners has reported may occur as early as late 2015. We entered into a terminal use rights assignment and agreement ("TURA") with Sabine Pass Liquefaction and Cheniere Investments pursuant to which Cheniere Investments has the right to use Sabine Pass Liquefaction's reserved capacity under the TUA and has the obligation to make the monthly capacity payments required by the TUA to us. Cheniere Partners has guaranteed the obligations of Sabine Pass Liquefaction under its TUA and the obligations of Cheniere Investments under the TURA.

Service Agreements

We have entered into a long-term operation and maintenance agreement (the "O&M Agreement") with a wholly owned subsidiary of Cheniere pursuant to which we receive all necessary services required to operate and maintain our LNG receiving terminal. We are required to pay a fixed monthly fee of $130,000 (indexed for inflation) under the O&M Agreement, and the counterparty is entitled to a bonus equal to 50% of the salary component of labor costs in certain circumstances to be agreed upon between us and the counterparty at the beginning of each operating year. In addition, we are required to reimburse the counterparty for its operating expenses, which consist primarily of labor expenses.

We have entered into a long-term management services agreement (the "MSA Agreement") with Cheniere LNG Terminals, LLC ("Cheniere Terminals"), a wholly owned subsidiary of Cheniere, pursuant to which we manage the operation of our LNG receiving terminal, excluding those matters provided for under the O&M Agreement. We are required to pay Cheniere Terminals a monthly fixed fee of $520,000 (indexed for inflation).

During each of the three months ended June 30, 2013 and 2012, we recorded general and administrative expense—affiliate of $2.1 million under the foregoing service agreements. During each of the three months ended June 30, 2013 and 2012, we recorded general and administrative expense—affiliate of $4.2 million under the foregoing service agreements.

Agreement to Fund Our Cooperative Endeavor Agreements ("CEAs")

In July 2007, we executed CEAs with various Cameron Parish, Louisiana taxing authorities that allow them to collect certain annual property tax payments from us in 2007 through 2016. This ten-year initiative represents an aggregate $25.0 million commitment and will make resources available to the Cameron Parish taxing authorities on an accelerated basis in order to aid in their reconstruction efforts following Hurricane Rita. In exchange for our payments of annual ad valorem taxes, Cameron Parish will grant us a dollar for dollar credit against future ad valorem taxes to be levied against our LNG terminal starting in 2019. In September 2007, we modified our TUA with Cheniere Marketing, pursuant to which Cheniere Marketing would pay us additional TUA revenues equal to any and all amounts payable under the CEAs in exchange for a similar amount of credits against future TUA payments it would owe us under its TUA starting in 2019. These advance tax payments were recorded to other assets, and payments from Cheniere Marketing that we utilized to make the ad valorem tax payments were recorded as deferred revenue—affiliate. As of June 30, 2013 and December 31, 2012, we had $17.2 million and $14.7 million of other non-current assets and non-current deferred revenue—affiliate resulting from our ad valorem tax payments and the advance tax payments received from Cheniere Marketing, respectively.

Contracts for Sale and Purchase of Natural Gas and LNG

We are able to sell and purchase natural gas and LNG under an agreement with Cheniere Marketing. Under this agreement, we purchase natural gas or LNG from Cheniere Marketing at a sales price equal to the actual purchase cost paid by Cheniere Marketing to suppliers of the natural gas or LNG, plus any third-party costs incurred by Cheniere Marketing in respect of the receipt, purchase, and delivery of the natural gas or LNG to our LNG terminal.

We recorded $0.9 million and $0.5 million of natural gas and LNG purchased from Cheniere Marketing under this agreement in the three months ended June 30, 2013 and 2012, respectively. We recorded $1.8 million and $1.2 million of natural gas and LNG purchased from Cheniere Marketing under this agreement in the six months ended June 30, 2013 and 2012, respectively. We recorded $1.9 million and $2.8 million of natural gas sold to Cheniere Marketing under this agreement in the three and six months ended June 30, 2013, respectively.

Tug Boat Lease Sharing Agreement

In connection with our tug boat lease, Sabine Pass Tug Services, LLC, our wholly owned subsidiary ("Tug Services"), entered into a tug sharing agreement with Cheniere Marketing to provide its LNG cargo vessels with tug boat and marine services at our LNG terminal. Tug Services recorded revenues—affiliate from Cheniere Marketing of $0.7 million pursuant to this agreement in each of the three months ended June 30, 2013 and 2012. Tug Services recorded revenues—affiliate from Cheniere Marketing of $1.4 million pursuant to this agreement in each of the six months ended June 30, 2013 and 2012.

LNG Site Sublease Agreement

In June 2012, we entered into an agreement with Sabine Pass Liquefaction to sublease a portion of our terminal site for its liquefaction project. The annual sublease payment is $0.5 million. The initial term of the sublease expires on December 31, 2034, with options to renew for five 10-year extensions with similar terms as the initial term. The annual sublease payment will be adjusted for inflation every five years based on a consumer price index, as defined in the sublease agreement. We recognized $0.1 million and $0.2 million of sublease revenue from Sabine Pass Liquefaction as a credit to operating and maintenance expense—affiliate on our Consolidated Statements of Operations in the three and six months ended June 30, 2013.

RELATED PARTY TRANSACTIONS

As of December 31, 2012 and 2011, we had $1.0 million and $0.6 million of advances to affiliates, respectively. In addition, we have entered into the following related party transactions:

Terminal Use Agreement

In November 2006, Cheniere Marketing reserved approximately 2.0 Bcf/d of regasification capacity under a firm commitment terminal use agreement ("TUA") with us and was required to make capacity reservation fee payments aggregating approximately $250 million per year for the period from January 1, 2009, through at least September 30, 2028. Cheniere guaranteed Cheniere Marketing's obligations under its TUA.

Effective July 1, 2010, Cheniere Marketing, a wholly owned subsidiary of Cheniere, assigned its existing TUA with us to Cheniere Investments, a wholly owned subsidiary of Cheniere Partners, including all of its rights, titles, interests, obligations and liabilities in and under the TUA. In connection with the assignment, Cheniere's guarantee of Cheniere Marketing's obligations under the TUA was terminated. Cheniere Investments was required to make capacity payments under the TUA aggregating approximately $250 million per year through at least September 30, 2028. Cheniere Partners guaranteed Cheniere Investments' obligations under its TUA.

Sabine Pass Liquefaction obtained this reserved capacity as a result of an assignment in July 2012 by Cheniere Investments of its rights, title and interest under its TUA. Sabine Pass Liquefaction is obligated to make monthly capacity payments to us aggregating approximately $250 million per year, continuing until at least 20 years after Sabine Pass Liquefaction delivers its first commercial cargo at Sabine Pass Liquefaction's facilities under construction, which Cheniere Partners has reported may occur as early as late 2015. In connection with the assignment, Sabine Pass Liquefaction and Cheniere Investments entered into a terminal use rights assignment and agreement ("TURA") with us pursuant to which Cheniere Investments has the right to use Sabine Pass Liquefaction's reserved capacity under the TUA and has the obligation to make the monthly capacity payments required by the TUA to us. Cheniere Partners has guaranteed the obligations of Sabine Pass Liquefaction under its TUA and the obligations of Cheniere Investments under the TURA.

Service Agreements

We have entered into a long-term operation and maintenance agreement (the "O&M Agreement") with a wholly owned subsidiary of Cheniere pursuant to which we receive all necessary services required to operate and maintain our LNG receiving terminal. We are required to pay a fixed monthly fee of $130,000 (indexed for inflation) under the O&M Agreement, and the counterparty is entitled to a bonus equal to 50% of the salary component of labor costs in certain circumstances to be agreed upon between us and the counterparty at the beginning of each operating year. In addition, we are required to reimburse the counterparty for its operating expenses, which consist primarily of labor expenses.

We have entered into a long-term management services agreement (the "MSA Agreement") with Cheniere LNG Terminals, Inc. ("Cheniere Terminals"), a wholly owned subsidiary of Cheniere, pursuant to which we manage the operation of our LNG receiving terminal, excluding those matters provided for under the O&M Agreement. We are required to pay Cheniere Terminals a monthly fixed fee of $520,000 (indexed for inflation).

During the years ended December 31, 2012, 2011, and 2010, we recorded general and administrative expense—affiliate of $8.4 million, $8.1 million and $7.9 million, respectively, under the foregoing service agreements.

Agreement to Fund Our Cooperative Endeavor Agreements ("CEAs")

In July 2007, we executed CEAs with various Cameron Parish, Louisiana taxing authorities that allow them to collect certain annual property tax payments from us in 2007 through 2016. This ten-year initiative represents an aggregate $25.0 million commitment and will make resources available to the Cameron Parish taxing authorities on an accelerated basis in order to aid in their reconstruction efforts following Hurricane Rita. In exchange for our payments of annual ad valorem taxes, Cameron Parish will grant us a dollar for dollar credit against future ad valorem taxes to be levied against our LNG terminal starting in 2019. In September 2007, we modified our TUA with Cheniere Marketing, pursuant to which Cheniere Marketing would pay us additional TUA revenues equal to any and all amounts payable under the CEAs in exchange for a similar amount of credits against future TUA payments it would owe us under its TUA starting in 2019. These advance tax payments were recorded to other assets, and payments from Cheniere Marketing that we utilized to make the ad valorem tax payments were recorded as deferred revenue. As of December 31, 2012 and 2011, we had $14.7 million and $12.3 million of other non-current assets and non-current deferred revenue resulting from our ad valorem tax payments and the advance tax payments received from Cheniere Marketing, respectively.

Contracts for Sale and Purchase of Natural Gas and LNG

We are able to sell and purchase natural gas and LNG under an agreement with Cheniere Marketing. Under this agreement, we purchase natural gas or LNG from Cheniere Marketing at a sales price equal to the actual purchase cost paid by Cheniere Marketing to suppliers of the natural gas or LNG, plus any third-party costs incurred by Cheniere Marketing in respect of the receipt, purchase, and delivery of the natural gas or LNG to our LNG terminal.

We recorded $2.8 million, $4.2 million and $2.8 million of natural gas and LNG purchased from Cheniere Marketing under this agreement in the years ended December 31, 2012, 2011 and 2010, respectively. We recorded $2.8 million, zero and zero of natural gas sold to Cheniere Marketing under this agreement in the year ended December 31, 2012, 2011 and 2010, respectively.

LNG Terminal Export Agreement

In January 2010, we and Cheniere Marketing entered into an LNG Terminal Export Agreement that provides Cheniere Marketing the ability to export LNG from our LNG terminal.  We recorded revenues—affiliate of $0.3 million, $0.3 million and $0.9 million pursuant to this agreement in the years ended December 31, 2012, 2011 and 2010, respectively.

Tug Boat Lease Sharing Agreement

In connection with our tug boat lease, Sabine Pass Tug Services, LLC, our wholly owned subsidiary ("Tug Services"), entered into a tug sharing agreement with Cheniere Marketing to provide its LNG cargo vessels with tug boat and marine services at our LNG terminal. Tug Services recorded revenues—affiliate from Cheniere Marketing of $2.8 million, $2.7 million and $2.7 million pursuant to this agreement in the years ended December 31, 2012, 2011 and 2010, respectively

Temporary Pipeline Compressor Agreement

In August 2010, we entered into an agreement with Cheniere Investments, under which Cheniere Investments reimburses us for a portion of the costs of installing, operating and maintaining temporary pipeline compression equipment at our LNG terminal. During the years ended December 31, 2012, 2011 and 2010, we recorded revenues—affiliate from Cheniere Investments of $0.1 million, $0.4 million and zero, respectively, pursuant to this agreement.

LNG Site Sublease Agreement

In June 2012, we entered into an agreement with Sabine Pass Liquefaction to sublease a portion of our terminal site for its liquefaction project. The annual sublease payment is $0.5 million. The initial term of the sublease expires on December 31, 2034, with options to renew for five 10-year extensions with similar terms as the initial term. The annual sublease payment will be adjusted for inflation every five years based on a consumer price index, as defined in the sublease agreement. We recognized $0.3 million of sublease revenue from Sabine Pass Liquefaction as a credit to operating and maintenance expense—affiliate on our Consolidated Statements of Operations in the year ended December 31, 2012.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
LEASES

During the years ended December 31, 2012, 2011 and 2010, we recognized rental expense for all operating leases of $9.4 million, $9.2 million and $9.1 million, respectively.

The following is a schedule by years of future minimum rental payments, excluding inflationary adjustments, required as of December 31, 2012 under the land leases and tug boat lease described below (in thousands):

Year ending December 31,	Lease Payments (2) (3)
2013	$9,229
2014	9,229
2015	9,208
2016	9,204
2017	9,204
Later years (1)	209,562
Total minimum payments required	$255,636

(1)	Includes certain lease option renewals as they are reasonably assured.

(2)
Lease payments for our land leases represent our land lease payment obligations and do not take into account the $34.7 million sublease payments we will receive from Sabine Pass Liquefaction, as discussed in Note 11—"Related Party Transactions".

(3)
Lease payments for our tug boat lease represent our lease payment obligation and do not take into account the $112.8 million sublease payments we will receive from our three TUA customers that effectively offset these lease payment obligations, as discussed below.

Land Leases

In January 2005, we exercised our options and entered into three land leases for the site of our LNG terminal. The leases have an initial term of 30 years, with options to renew for six 10-year extensions with similar terms as the initial term. In February 2005, two of the three leases were amended, thereby increasing the total acreage under lease to 853 acres and increasing the annual lease payments to $1.5 million.  In July 2012, we entered into an additional land lease, thereby increasing the total acreage under lease to 883 acres. The annual lease payment will be adjusted for inflation every five years based on a consumer price index, as defined in the lease agreements. We recognized $1.5 million, $1.8 million and $1.7 million of site lease expense on our Consolidated Statements of Operations in the years ended December 31, 2012, 2011 and 2010, respectively.

Tug Boat Lease

In the second quarter of 2009, we acquired a lease for the use of tug boats and marine services at our LNG terminal as a result of our purchase of Tug Services (the "Tug Agreement").  The term of the Tug Agreement commenced in January 2008 for a period of 10 years, with an option to renew two additional, consecutive terms of five years each.  We have determined that the Tug Agreement contains a lease for the tugs specified in the Tug Agreement.  In addition, we have concluded that the tug lease contained in the Tug Agreement is an operating lease, and as such, the equipment component of the Tug Agreement will be charged to expense over the term of the Tug Agreement as it becomes payable.

In connection with this lease acquisition, Tug Services entered into a Tug Sharing Agreement with Chevron, Total and Cheniere Marketing to provide their LNG cargo vessels with tug boat and marine services at our LNG terminal and effectively offset the cost of our lease. The Tug Sharing Agreement provides for each of our customers to pay Tug Services an annual service fee.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
LNG Commitments
We have entered into TUAs with Total, Chevron and Sabine Pass Liquefaction to provide berthing for LNG vessels and for the unloading, storage and regasification of LNG at our LNG terminal. See Note 11—"Related Party Transactions" for information regarding such agreements.

Services Agreements

We have entered into certain services agreements with affiliates. See Note 11—"Related Party Transactions" for information regarding such agreements.

Crest Royalty

Under a settlement agreement with Crest Energy dated as of June 14, 2001, Cheniere agreed to pay or cause certain affiliates, successors and assigns to pay a royalty, which we refer to as the Crest Royalty. This Crest Royalty was calculated based on the volume of natural gas processed through covered LNG facilities, subject to a minimum of $2.0 million and a maximum of approximately $11.0 million per production year. In 2003, Freeport LNG contractually assumed the obligation to pay the Crest Royalty for natural gas processed at Freeport LNG's receiving terminal. Subsequently, the calculation of the Crest Royalty and the scope of Freeport LNG's assumed obligation to pay the Crest Royalty became the subject of litigation involving Cheniere, Crest Energy, and Freeport LNG ("Crest Royalty Litigation").

In March 2012, Cheniere purchased all of the rights, title, and interest in the Crest Royalty from Crest Energy. That purchase resulted in Crest Energy's dismissal from the Crest Royalty Litigation. In September 2012, Cheniere entered into a settlement of the remaining claims in the Crest Royalty Litigation with Freeport LNG. As part of the settlement agreement, Cheniere terminated the Crest Royalty. As a result of all of these transactions, Cheniere resolved disputes persisting since 2001 related to real property at Freeport LNG and has released us from the first priority lien that had been granted to holders of the Crest Royalty.

Other Commitments

State Tax Sharing Agreement

In November 2006, we and Cheniere entered into a state tax sharing agreement. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which we and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, we will pay to Cheniere an amount equal to the state and local tax that we would be required to pay if our state and local tax liability were computed on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from us under this agreement; therefore, Cheniere has not demanded any such payments from us. The agreement is effective for tax returns due on or after January 1, 2008.

Cooperative Endeavor Agreements

In July 2007, we executed CEAs with various Cameron Parish, Louisiana taxing authorities. See Note 11—"Related Party Transactions" for information regarding such agreements.

Legal Proceedings

We may in the future be involved as a party to various legal proceedings, which are incidental to the ordinary course of business. We regularly analyze current information and, as necessary, provide accruals for probable liabilities on the eventual disposition of these matters. In the opinion of management, as of December 31, 2012, there were no threatened or pending legal matters that would have a material impact on our consolidated results of operations, financial position or cash flows.

Supplemental Cash Flow Information and Disclosures of Non-Cash Transactions	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information and Disclosures of Non-cash Transactions
SUPPLEMENTAL CASH FLOW INFORMATION AND DISCLOSURES OF NON-CASH TRANSACTIONS

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2012	2011	2010
Cash paid during the year for interest, net of amounts capitalized	$159,998	$164,513	$164,793

Supplemental Information	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Data
Quarterly Financial Data—(in thousands)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2012:
Revenues	$130,731	$129,928	$129,751	$133,474
Income from operations	108,328	106,493	102,693	109,854
Net income	64,074	63,335	59,525	25,871

Year ended December 31, 2011:
Revenues	$133,841	$131,118	$132,038	$136,615
Income from operations	111,476	109,912	109,766	113,465
Net income	68,125	66,100	65,753	68,936

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting [Text Block]
Basis of Presentation

Our Consolidated Financial Statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Certain reclassifications have been made to conform prior period information to the current presentation.  The reclassifications had no effect on our overall consolidated financial position, results of operations or cash flows.

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Accounting For LNG Activities
Accounting for LNG Activities

Generally, we begin capitalizing the costs of LNG terminal projects once the individual project meets the following criteria: (i) regulatory approval has been received, (ii) financing for the project is available and (iii) management has committed to commence construction. Prior to meeting these criteria, most of the costs associated with a project are expensed as incurred. These costs primarily include professional fees associated with front-end engineering and design work, costs of securing necessary regulatory approvals, and other preliminary investigation and development activities related to our LNG terminal projects.

Generally, costs that are capitalized prior to a project meeting the criteria otherwise necessary for capitalization include: land and lease option costs that are capitalized as property, plant and equipment and certain permits that are capitalized as intangible LNG assets. The costs of lease options are amortized over the life of the lease once obtained. If no lease is obtained, the costs are expensed.

We capitalize interest and other related debt costs during the construction period of our LNG terminal. Upon commencement of operations, capitalized interest, as a component of the total cost, will be amortized over the estimated useful life of the asset.

Revenue Recognition
Revenue Recognition

LNG regasification capacity reservation fees are recognized as revenue over the term of the respective TUAs. Advance capacity reservation fees are initially deferred and amortized over a 10-year period as a reduction of a customer’s regasification capacity reservation fees payable under its TUA.  For a discussion of revenue from related parties, please read Note 11—"Related Party Transactions".  The retained 2% of LNG delivered for each customer’s account at our LNG terminal is recognized as revenue as we perform the services set forth in each customer’s TUA.

Income Taxes
Income Taxes

We are a disregarded entity for federal income tax purposes. Our taxable income or loss, which may vary substantially from the net income or loss reported on our Consolidated Statements of Operations, is able to be included in the federal income tax return of Cheniere Partners, a publicly traded partnership which indirectly owns us. Accordingly, no provision or liability for federal or state income taxes is included in the accompanying Consolidated Financial Statements.

At December 31, 2012, the tax basis of our assets and liabilities was $365.6 million less than the reported amounts of our assets and liabilities.

Pursuant to the Sabine Pass Indenture, we are permitted to make distributions ("Tax Distributions") for any fiscal year or portion thereof in which we are a limited partnership, disregarded entity or other substantially similar pass-through entity for federal and state income tax purposes. The permitted Tax Distributions are equal to the tax that we would owe if we were a corporation subject to federal and state income tax that filed separate federal and state income tax returns, excluding the amounts covered by the State Tax Sharing Agreement discussed immediately below. The Tax Distributions are limited to the amount of federal and/or state income taxes paid by Cheniere to the appropriate taxing authorities and are payable by us within 30 days of the date that Cheniere is required to make federal or state income tax payments to the appropriate taxing authorities.

In November 2006, we and Cheniere entered into a state tax sharing agreement. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which we and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, we will pay to Cheniere an amount equal to the state and local tax that we would be required to pay if our state and local tax liability were computed on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from us under this agreement; therefore, Cheniere has not demanded any such payments from us. The agreement is effective for tax returns due on or after January 1, 2008.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are recorded at cost. Expenditures for construction activities, major renewals and betterments are capitalized, while expenditures for maintenance and repairs and general and administrative activities are charged to expense as incurred. Interest costs incurred on debt obtained for the construction of property, plant and equipment are capitalized as construction-in-process over the construction period or related debt term, whichever is shorter. We depreciate our property, plant and equipment using the straight-line depreciation method. Upon retirement or other disposition of property, plant and equipment, the cost and related accumulated depreciation are removed from the account, and the resulting gains or losses are recorded in operations.

Management reviews property, plant and equipment for impairment periodically and whenever events or changes in circumstances have indicated that the carrying amount of property, plant and equipment might not be recoverable. We have recorded no significant impairments related to property, plant and equipment for 2012, 2011 or 2010.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from the estimates and assumptions used.

Estimates used in the assessment of impairment of our long-lived assets are the most significant of our estimates.  There are numerous uncertainties inherent in estimating future cash flows of assets or business segments.  The accuracy of any cash flow estimate is a function of judgment used in determining the amount of cash flows generated.  As a result, cash flows may be different from the cash flows that we use to assess impairment of our assets.  Management reviews its estimates of cash flows on an ongoing basis using historical experience and other factors, including the current economic and commodity price environment.  Significant negative industry or economic trends, including reduced estimates of future cash flows for our business or disruptions to our business could lead to an impairment charge of our long-lived assets and other intangible assets. Our valuation methodology for assessing impairment requires management to make judgments and assumptions based on historical experience and to rely heavily on projections of future operating performance. Projections of future operating results and cash flows may vary significantly from results. In addition, if our analysis results in an impairment of our long-lived assets, we may be required to record a charge to earnings in our consolidated financial statements during a period in which such impairment is determined to exist, which may negatively impact our results of operations.

Other items subject to estimates and assumptions include asset retirement obligations, valuations of derivative instruments and collectability of accounts receivable and other assets.

As future events and their effects cannot be determined accurately, actual results could differ significantly from our estimates.

Debt Issuance Costs
Debt Issuance Costs

Debt issuance costs consist primarily of arrangement fees, professional fees, legal fees and printing costs. These costs are capitalized and are being amortized to interest expense over the term of the related debt facility.

Asset Retirement Obligations
Asset Retirement Obligations

We recognize asset retirement obligations ("AROs") for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal use of the asset and for conditional AROs in which the timing or method of settlement are conditional on a future event that may or may not be within our control. The fair value of a liability for an ARO is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset. This additional carrying amount is depreciated over the estimated useful life of the asset. Our recognition of asset retirement obligations is described below:

Based on the real property lease agreements at our LNG terminal, at the expiration of the term of the leases we are required to surrender the LNG terminal in good working order and repair, with normal wear and tear and casualty expected. The property lease agreements at our LNG terminal have terms of up to 90 years including renewal options. We have determined that the cost to surrender our LNG terminal in good order and repair, with normal wear and tear and casualty expected, is zero. Therefore, we have not recorded an asset retirement obligation associated with our LNG terminal.

Derivatives
Derivatives

We use derivative instruments from time to time to hedge the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate our LNG terminal. We have disclosed certain information regarding these derivative positions, including the fair value of our derivative positions, in Note 7—"Financial Instruments" of our Notes to Consolidated Financial Statements.

Accounting guidance for derivative instruments and hedging activities establishes accounting and reporting standards requiring that derivative instruments be recorded at fair value and included in the consolidated balance sheet as assets or liabilities. The accounting for changes in the fair value of a derivative instrument depends on the intended use of the derivative and the resulting designation, which is established at the inception of a derivative. We record changes in the fair value of our derivative positions based on the value for which the derivative instrument could be exchanged between willing parties.  To date, all of our derivative positions fair value determinations have been made by management using quoted prices in active markets for similar assets or liabilities.  The ultimate fair value of our derivative instruments is uncertain, and we believe that it is possible that a change in the estimated fair value will occur in the near future as commodity prices and interest rates change.

Changes in fair value of contracts that do not qualify as hedges or are not designated as hedges are recognized currently in earnings. Gains and losses in positions to hedge the cash flows attributable to the future sale of LNG inventory are classified as revenues on our Consolidated Statements of Operations. Gains or losses in the positions to mitigate the price risk from future purchases of natural gas to be utilized as fuel to operate our LNG terminal are classified as derivative gain (loss) on our Consolidated Statements of Operations.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, restricted cash and cash equivalents, restricted certificates of deposit, accounts receivable, and accounts payable approximate fair value because of the short maturity of those instruments. We use available market data and valuation methodologies to estimate the fair value of debt.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments that potentially subject us to a concentration of credit risk consist principally of cash and cash equivalents and restricted cash. We maintain cash balances at financial institutions, which may at times be in excess of federally insured levels. We have not incurred losses related to these balances to date.

The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments. Our commodity derivative transactions are executed through over-the-counter contracts which are subject to nominal credit risk as these transactions are settled on a daily margin basis with an investment grade financial institution. Collateral deposited for such contracts is recorded as an other current asset and not netted within the derivative fair value. We monitor counterparty creditworthiness on an ongoing basis; however, we cannot predict sudden changes in counterparties’ creditworthiness. In addition, even if such changes are not sudden, we may be limited in our ability to mitigate an increase in counterparty credit risk. Should one of these counterparties not perform, we may not realize the benefit of some of our derivative instruments.

We have entered into certain long-term TUAs with unaffiliated third parties for regasification capacity at our LNG terminal. We are dependent on the respective counterparties’ creditworthiness and their willingness to perform under their respective TUAs. We have mitigated this credit risk by securing TUAs for a significant portion of our regasification capacity with creditworthy third-party customers with a minimum Standard & Poor’s rating of AA.

Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Capitalized Terminal Costs and Fixed Assets
Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	June 30,	December 31,
	2013	2012
LNG terminal costs
LNG terminal	$1,641,717	$1,641,722
LNG terminal construction-in-process	273	256
LNG site and related costs, net	152	156
Accumulated depreciation	(187,630)	(166,539)
Total LNG terminal costs, net	1,454,512	1,475,595

Fixed assets
Computer and office equipment	424	368
Vehicles	599	550
Machinery and equipment	1,169	1,172
Other	749	759
Accumulated depreciation	(2,396)	(2,270)
Total fixed assets, net	545	579
Property, plant and equipment, net	$1,455,057	$1,476,174

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2012	2011
LNG terminal costs
LNG terminal	$1,641,722	$1,637,724
LNG terminal construction-in-process	256	286
LNG site and related costs, net	156	163
Accumulated depreciation	(166,539)	(124,409)
Total LNG terminal costs, net	1,475,595	1,513,764

Fixed assets
Computer and office equipment	368	227
Vehicles	550	416
Machinery and equipment	1,172	1,068
Other	759	630
Accumulated depreciation	(2,270)	(1,968)
Total fixed assets, net	579	373
Property, plant and equipment, net	$1,476,174	$1,514,137

Schedule of Estimated Useful Lives of LNG Terminal Identifiable Components
The identifiable components of our LNG terminal with similar estimated useful lives have a depreciable range between 15 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Marine berth, electrical, facility and roads	35
Regasification processing equipment (recondensers, vaporization and vents)	30
Sendout pumps	20
Others	15-30

Debt Issuance Costs (Tables)	12 Months Ended
Dec. 31, 2012
DEBT ISSUANCE COSTS [Abstract]
Schedule of Debt Issuance Costs
As of December 31, 2012 (in thousands):

Long-Term Debt	Debt Issuance Costs	Amortization Period	Accumulated Amortization	Net Costs
2016 Notes	$30,057	10 years	$(18,030)	$12,027
2020 Notes	9,092	8 years	(237)	8,855
Total	$39,149		$(18,267)	$20,882

Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table (in thousands) shows the fair value of our derivative assets and liabilities that are required to be measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012, which are classified as other current assets/other current liabilities in our Consolidated Balance Sheets.

	Fair Value Measurements as of
	June 30, 2013				December 31, 2012
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fuel Derivatives liability	$—	$200	$—	$200	$—	$98	$—	$98

The following table (in thousands) shows the fair value of our derivative assets and liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2012 and 2011, which are classified as other current assets/other current liabilities in our Consolidated Balance Sheets.

	Fair Value Measurements as of
	December 31, 2012				December 31, 2011
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fuel Derivatives Liability	$—	$98	$—	$98	$—	$1,415	$—	$1,415

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table (in thousands) shows the changes in the fair value and settlements of our Fuel Derivatives recorded in derivative gain (loss) on our Consolidated Statements of Operations during the three and six months ended June 30, 2013 and 2012:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Fuel Derivatives gain (loss) (1)	$(464)	$261	52	$(575)

The following table (in thousands) shows the changes in the fair value and settlements of our Fuel Derivatives recorded in derivative gain (loss) on our Consolidated Statements of Operations during the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
	2012	2011	2010
Fuel Derivatives	$(622)	$(2,251)	$461

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Our Fuel Derivatives are presented on a net basis on our Consolidated Balance Sheets as described above. The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
Offsetting Derivative Liabilities				Derivative Instrument	Cash Collateral Received (Paid)	Net Amount
As of June 30, 2013:
Fuel Derivatives	$200	$200	$—	$—	$—	$—
As of December 31, 2012:
Fuel Derivatives	98	98	—	—	—	—

Our Fuel Derivatives are presented on a net basis on our Consolidated Balance Sheets as described above. The following table (in thousands) shows the fair value of our derivatives outstanding on a gross basis:

	December 31, 2012	December 31, 2011
Fuel Derivatives:
Assets	$47	$—
Liabilities	145	1,415

Fair Value, by Balance Sheet Grouping

		Fair Value Measurements as of
	Balance Sheet Location	June 30, 2013	December 31, 2012
Fuel Derivatives liability	Other current liabilities	$200	$98
Other Financial Instruments (in thousands):

	June 30, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2016 Notes, net of discount (1)	$1,649,460	$1,781,417	$1,647,113	$1,824,177
2020 Notes (1)	420,000	427,350	420,000	437,850

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on June 30, 2013 and December 31, 2012, as applicable.

Other Financial Instruments (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2013 Notes (1)	$—	$—	$550,000	$555,500
2016 Notes, net of discount (1)	1,647,113	1,824,177	1,642,418	1,650,630
2020 Notes (1)	420,000	437,850	—	—

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2012 and 2011, as applicable.

The following table (in thousands) shows the fair value and location of our Fuel Derivatives on our Consolidated Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2012	December 31, 2011
Fuel Derivatives liability	Other current liabilities	$98	$1,415

Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
As of June 30, 2013 and December 31, 2012, accrued liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2013	2012
Interest and related debt fees	$14,959	$16,173
LNG terminal costs	1,047	977
Affiliate	16,121	2,525
Other	6,021	2,319
Total accrued liabilities	$38,148	$21,994

As of December 31, 2012 and 2011, accrued liabilities consisted of the following (in thousands):

	December 31,
	2012	2011
Interest and related debt fees	$16,173	$13,732
LNG terminal costs	977	1,122
Affiliate	2,525	1,075
Other	2,319	—
Total accrued liabilities	$21,994	$15,929

Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
As of June 30, 2013 and December 31, 2012, our long-term debt consisted of the following (in thousands):

	June 30,	December 31,
	2013	2012
Long-term debt
2016 Notes	$1,665,500	$1,665,500
2020 Notes	420,000	420,000
Total long-term debt	2,085,500	2,085,500
Long-term debt discount
2016 Notes	(16,040)	(18,387)
Total long-term debt, net of discount	$2,069,460	$2,067,113

As of December 31, 2012 and 2011, our long-term debt consisted of the following (in thousands):

	December 31,
	2012	2011
2013 Notes	$—	$550,000
2016 Notes	1,665,500	1,665,500
2020 Notes	420,000	—
Total long-term, debt	2,085,500	2,215,500

Long-term debt discount
2016 Notes	(18,387)	(23,082)
Total long-term debt, net of discount	$2,067,113	$2,192,418

Schedule of Maturities of Long-term Debt
Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2012 (in thousands):

	Payments Due for the Years Ended December 31,
	Total	2013	2014 to 2015	2016 to 2017	Thereafter
Debt (including related parties):
2016 Notes	$1,665,500	$—	$—	$1,665,500	$—
2020 Notes	420,000	—	—	—	420,000
Debt (including related parties)	$2,085,500	$—	$—	$1,665,500	$420,000

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following is a schedule by years of future minimum rental payments, excluding inflationary adjustments, required as of December 31, 2012 under the land leases and tug boat lease described below (in thousands):

Year ending December 31,	Lease Payments (2) (3)
2013	$9,229
2014	9,229
2015	9,208
2016	9,204
2017	9,204
Later years (1)	209,562
Total minimum payments required	$255,636

Supplmental Cash Flow Information and Disclosures of Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Disclosures

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2012	2011	2010
Cash paid during the year for interest, net of amounts capitalized	$159,998	$164,513	$164,793

Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly Financial Data—(in thousands)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2012:
Revenues	$130,731	$129,928	$129,751	$133,474
Income from operations	108,328	106,493	102,693	109,854
Net income	64,074	63,335	59,525	25,871

Year ended December 31, 2011:
Revenues	$133,841	$131,118	$132,038	$136,615
Income from operations	111,476	109,912	109,766	113,465
Net income	68,125	66,100	65,753	68,936

Nature of Operations (Details)	Dec. 31, 2012
Cheniere Energy, Inc. [Member]
Entity Information [Line Items]
Ownership interest	59.50%
Chenier Energy Partners, LP [Member]
Entity Information [Line Items]
Ownership interest	100.00%
Cheniere Energy Investments, LLC [Member]
Entity Information [Line Items]
Ownership interest	100.00%

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Difference in tax basis of assets and liabilities	$ 365.6
Property lease term	90 years

Restricted Cash and Cash Equivalents Restricted Cash and Cash Equivalents (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2006 Senior Notes [Member]	Dec. 31, 2012 Sabine Pass LNG, LP [Member]	Dec. 31, 2011 Sabine Pass LNG, LP [Member] Senior Notes Interest Payments [Member]	Dec. 31, 2011 Sabine Pass LNG, LP [Member] Debt Service Reserve Fund [Member]	Jun. 30, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Jun. 30, 2013 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Dec. 31, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Oct. 31, 2012 2020 Notes [Member] Senior Notes [Member]	Jun. 30, 2013 2020 Notes [Member] Sabine Pass LNG, LP [Member]	Dec. 31, 2012 2020 Notes [Member] Sabine Pass LNG, LP [Member] Senior Notes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Debt instrument principal amount				$ 2,032,000,000	$ 2,216,000,000						$ 420,000,000	$ 420,000,000	$ 420,000,000
Debt instrument fixed charge coverage ratio								2	2	2
Current restricted cash and cash equivalents	14,959,000	17,386,000	13,732,000			13,700,000
Non-current restricted cash and cash equivalents	$ 76,106,000	$ 76,106,000	$ 82,394,000				$ 82,400,000

LNG Inventory (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Inventory Disclosure [Abstract]
LNG inventory	$ 2,625,000	$ 473,000		$ 11,146,000
Inventory adjustments recognized as a result of LCM adjustments	$ 200,000	$ 400,000	$ 300,000

Property, Plant and Equipment - Schedule of Capitalized Terminal Costs and Fixed Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation			$ 21,220	$ 21,185	$ 42,431	$ 42,936	$ 42,299
Property, plant and equipment, net	1,455,057		1,455,057		1,476,174	1,514,137
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation	10,500	10,500	21,100	21,000	42,100	42,600	41,800
Accumulated depreciation	(187,630)		(187,630)		(166,539)	(124,409)
Property, plant and equipment, net	1,454,512		1,454,512		1,475,595	1,513,764
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,641,717		1,641,717		1,641,722	1,637,724
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	273		273		256	286
LNG site and related costs, net [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	152		152		156	163
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(2,396)		(2,396)		(2,270)	(1,968)
Property, plant and equipment, net	545		545		579	373
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	424		424		368	227
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	599		599		550	416
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,169		1,169		1,172	1,068
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 749		$ 749		$ 759	$ 630

Property, Plant and Equipment - Schedule of Estimated Useful LIves of LNG Terminal Components (Details)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Useful life	20 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	50 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	30 years
LNG storage tanks [Member]
Property, Plant and Equipment [Line Items]
Useful life	50 years
Marine berth, electrical, facility and roads [Member]
Property, Plant and Equipment [Line Items]
Useful life	35 years
Regasification processing equipment (recondensers, vaporization, and vents) [Member]
Property, Plant and Equipment [Line Items]
Useful life	30 years

Debt Issuance Costs (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Capitalized debt issuance costs	$ 18,850	$ 20,882	$ 17,622
Deferred Finance Costs, Net [Abstract]
Debt issuance costs		39,149
Accumulated amortization		(18,267)	(21,800)
Net costs		20,882
2016 Notes [Member]
Deferred Finance Costs, Net [Abstract]
Debt issuance costs		30,057
Amortization period		10 years
Accumulated amortization		(18,030)
Net costs		12,027
2020 Notes [Member]
Deferred Finance Costs, Net [Abstract]
Debt issuance costs		9,092
Amortization period		8 years
Accumulated amortization		(237)
Net costs		$ 8,855

Financial Instruments - Fair Value of Derivative Assets and Liabilites (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2013 Fuel Derivatives [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fuel Derivatives [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2013 Fuel Derivatives [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fuel Derivatives [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2013 Fuel Derivatives [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fuel Derivatives [Member] Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2013 Fuel Derivatives [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Fuel Derivatives [Member] Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets									$ 0		$ 200		$ 0		$ 200
Fuel Derivative Liability	$ 0	$ 0	$ 98	$ 1,415	$ 0	$ 0	$ 98	$ 1,415		$ 0		$ 98		$ 0		$ 98

Financial Instruments - Fair Value by Balance Sheet Location of Fuel Derivatives (Details) (Fuel Derivatives [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Other Current Liabilities [Member]	Dec. 31, 2011 Other Current Liabilities [Member]	Dec. 31, 2012 Other Current Liabilities [Member] Sabine Pass LNG, LP [Member]	Jun. 30, 2013 Prepaid Expenses And Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fuel Derivative Liability			$ 98	$ 1,415	$ 98
Derivative Assets	$ 47	$ 0				$ 200

Financial Instruments - Changes in Fair Value of Derivatives (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Collateral Already Posted, Aggregate Fair Value					$ 800,000	$ 2,100,000
Gain (Loss) on Derivative Instruments, Net, Pretax	(464,000)	261,000	52,000	(575,000)	(622,000)	(2,251,000)	461,000
Derivative, Collateral, Right to Reclaim Cash	$ 800,000		$ 800,000

Financial Instruments - Derivatives Gross Presentation on Consolidated Balance Sheet (Details) (Fuel Derivatives [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fuel Derivatives [Member]
Derivative [Line Items]
Derivative Assets	$ 47	$ 0
Derivative Liabilities	$ 145	$ 1,415

Financial Instruments - Derivatives Gross Presentation on Consolidated Balance Sheet 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012 Fuel Derivatives [Member]	Dec. 31, 2011 Fuel Derivatives [Member]	Jun. 30, 2013 Fuel Derivatives [Member]	Dec. 31, 2012 Fuel Derivatives [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset				$ 200
Derivative Asset, Fair Value, Amount Offset Against Collateral				200
Derivative Asset, Fair Value, Net				0
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net				0	0
Derivative Assets		47	0
Derivative Liability, Fair Value, Net					0
Derivative, Collateral, Right to Reclaim Cash	800			0	0
Derivative Liability, Fair Value, Gross Liability					98
Derivative Liability, Fair Value, Amount Offset Against Collateral					$ 98

Financial Instruments - Fair Value of Other Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
2013 Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure		$ 0	$ 550,000
2013 Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure		0	555,500
2016 Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	1,649,460	1,647,113	1,642,418
2016 Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	1,781,417	1,824,177	1,650,630
2020 Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	420,000	420,000	0
2020 Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	$ 427,350	$ 437,850	$ 0

Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Interest and related debt fees	$ 14,959	$ 16,173	$ 13,732
LNG terminal costs	1,047	977	1,122
Affiliate	16,121	2,525	1,075
Other	6,021	2,319	0
Total accrued liabilities	$ 38,148	$ 21,994	$ 15,929

Deferred Revenues (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2006	Dec. 31, 2012 TUA Payments [Member]	Dec. 31, 2011 TUA Payments [Member]	Jul. 31, 2007 Cooperative Endeavor Agreements [Member]	Apr. 30, 2009 Total Gas and Power North America, Inc. [Member] Advance Capacity Reservation Fee [Member]	Dec. 31, 2012 Total Gas and Power North America, Inc. [Member] Advance Capacity Reservation Fee [Member]	Dec. 31, 2011 Total Gas and Power North America, Inc. [Member] Advance Capacity Reservation Fee [Member]	Apr. 30, 2005 Total Gas and Power North America, Inc. [Member] Advance Capacity Reservation Fee [Member]	Nov. 30, 2004 Total Gas and Power North America, Inc. [Member] Advance Capacity Reservation Fee [Member]	Jul. 31, 2009 Chevron U.S.A. Inc. [Member] Advance Capacity Reservation Fee [Member]	Dec. 31, 2005 Chevron U.S.A. Inc. [Member] Advance Capacity Reservation Fee [Member]	Nov. 30, 2004 Chevron U.S.A. Inc. [Member] Advance Capacity Reservation Fee [Member]	Jun. 30, 2013 Cheniere Marketing, LLC [Member] Cooperative Endeavor Agreements [Member]	Dec. 31, 2012 Cheniere Marketing, LLC [Member] Cooperative Endeavor Agreements [Member]	Dec. 31, 2011 Cheniere Marketing, LLC [Member] Cooperative Endeavor Agreements [Member]
Deferred Revenue Arrangement [Line Items]
DNon-current deferred revenue	$ 19,500,000	$ 21,500,000	$ 25,500,000						$ 21,500,000	$ 25,500,000	$ 10,000,000	$ 10,000,000		$ 20,000,000
Regasification capacity	2			2								1		1	0.7
Advanced capacity reservation fees amortization period								10 years					10 years
Increase in regassification capacity														0.3
Current deferred revenue	26,585,000	26,540,000	26,629,000		21,100,000	21,100,000			4,000,000	4,000,000
Current deferred revenue - affiliate	21,782,000	21,737,000	21,650,000		21,000,000	21,000,000
Aggregate commitment under the Cooperative Endeavor Agreement							25,000,000
Other non-current assets and non-current deferred revenue	$ 17,265,000	$ 14,854,000	$ 12,355,000													$ 17,200,000	$ 14,700,000	$ 12,300,000

Long-Term Debt - Schedule of Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 2,085,500	$ 2,085,500	$ 2,215,500
Long-term Debt, Excluding Current Maturities	2,069,460	2,067,113	2,192,418
2013 Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		0	550,000
2016 Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	1,665,500	1,665,500	1,665,500
Debt Instrument, Unamortized Discount	16,040	18,387	23,082
2020 Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 420,000	$ 420,000	$ 0

Long-Term Debt - Schedule of Debt Maturities (Details) (Senior Notes [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Extinguishment of Debt [Line Items]
Total long term debt (including related parties)	$ 2,085,500
2013	0
2014 to 2015	0
2016 to 2017	1,665,500
Thereafter	420,000
2016 Notes [Member]
Extinguishment of Debt [Line Items]
Total long term debt (including related parties)	1,665,500
2013	0
2014 to 2015	0
2016 to 2017	1,665,500
Thereafter	0
2020 Notes [Member]
Extinguishment of Debt [Line Items]
Total long term debt (including related parties)	420,000
2013	0
2014 to 2015	0
2016 to 2017	0
Thereafter	$ 420,000

Long-Term Debt (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			3 Months Ended		6 Months Ended				6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 2020 Notes [Member]	Dec. 31, 2010 Senior Notes [Member]	Nov. 30, 2006 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 2013 Notes [Member]	Nov. 30, 2006 Senior Notes [Member] 2013 Notes [Member]	Sep. 30, 2008 Senior Notes [Member] 2016 Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 2016 Notes [Member]	Nov. 30, 2006 Senior Notes [Member] 2016 Notes [Member]	Oct. 31, 2012 Senior Notes [Member] 2020 Notes [Member]	Jun. 30, 2013 Sabine Pass LNG, LP [Member]	Jun. 30, 2012 Sabine Pass LNG, LP [Member]	Jun. 30, 2013 Sabine Pass LNG, LP [Member]	Jun. 30, 2012 Sabine Pass LNG, LP [Member]	Dec. 31, 2012 Sabine Pass LNG, LP [Member]	Jun. 30, 2013 Sabine Pass LNG, LP [Member] 2016 Notes [Member]	Jun. 30, 2013 Sabine Pass LNG, LP [Member] 2020 Notes [Member]	Jun. 30, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Jun. 30, 2013 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Dec. 31, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Dec. 31, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] 2020 Notes [Member]
Debt Instrument [Line Items]
Debt instrument principal amount								$ 2,032,000,000		$ 550,000,000			$ 1,482,000,000	$ 420,000,000					$ 2,216,000,000	$ 1,665,500,000	$ 420,000,000				$ 420,000,000
Debt Instrument, Interest Rate, Stated Percentage										7.25%			7.50%	6.50%						7.50%	6.50%
Gains (Losses) on Extinguishment of Debt			(42,587,000)	0	0				(42,587,000)
Redemption of Debt Instrument, Percentage						0.00%						100.00%
Debt Instrument, Increase, Additional Borrowings											183,500,000
Percentage of debt principal												1.00%
Debt instrument fixed charge coverage ratio																						2	2	2
Distribution Made to Member or Limited Partner, Cash Distributions Paid	149,073,000	146,707,000	333,453,000	313,619,000	374,835,000		374,800,000								(72,400,000)	(77,300,000)	(149,100,000)	(146,700,000)
Percentage if 2020 Notes Outstanding																					65.00%
Redemption Premium												$ 0									$ 1.065

Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2006	Dec. 31, 2012 Sabine Pass Liquefaction [Member]	Jun. 30, 2013 Operation and Maintenance Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2012 Operation and Maintenance Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Jun. 30, 2013 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Jun. 30, 2013 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2012 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2011 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2010 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Jun. 30, 2013 Management Services Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2012 Management Services Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Jul. 31, 2007 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Jun. 30, 2013 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Jun. 30, 2012 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Jun. 30, 2013 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Jun. 30, 2012 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2011 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2010 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 LNG Terminal Export Agreement [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2011 LNG Terminal Export Agreement [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2010 LNG Terminal Export Agreement [Member] Cheniere Marketing, LLC [Member]	Jun. 30, 2013 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Jun. 30, 2013 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2012 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2011 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2010 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2012 Pipeline Compressor Agreement [Member] Cheniere Energy Investments, LLC [Member]	Dec. 31, 2011 Pipeline Compressor Agreement [Member] Cheniere Energy Investments, LLC [Member]	Dec. 31, 2010 Pipeline Compressor Agreement [Member] Cheniere Energy Investments, LLC [Member]	Jun. 30, 2013 LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]	Jun. 30, 2013 LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]	Dec. 31, 2012 LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]	Jun. 30, 2013 LNG Terminal Capacity Agreements [Member] Sabine Pass Liquefaction [Member]	Jun. 30, 2013 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2011 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 Annual payment amount per lease agreement [Domain] LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]
Related Party Transaction [Line Items]
Advances to Affiliate Current	$ 500,000		$ 500,000		$ 1,025,000	$ 556,000
Regasification capacity	2		2					2
Related Party Transactions, Commitments, Annual Reservation Fee Payment									250,000,000																																250,000,000
Related Party Transaction, Committed Monthly Fee										130,000	0						520,000	1,000,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party												2,100,000	4,200,000	8,400,000	8,100,000	7,900,000
Related Party Transaction, Tax Initiative Commitment																			25,000,000
Related Party Transaction, Bonus Percentage Entitled Upon Meeting Certain Criteria												50.00%	50.00%	100.00%
Other non-current assets and non-current deferred revenue	17,265,000		17,265,000		14,854,000	12,355,000																																				17,200,000	14,700,000	12,300,000
Related Party Transaction, Purchases from Related Party																				900,000	500,000	1,800,000	1,200,000	2,800,000	4,200,000	2,800,000
Revenues���affiliate	$ 64,087,000	$ 63,857,000	$ 127,906,000	$ 127,669,000	$ 255,611,000	$ 255,371,000	$ 254,895,000													$ 1,900,000		$ 2,800,000		$ 2,800,000		$ 0	$ 300,000	$ 300,000	$ 900,000	$ 700,000	$ 1,400,000	$ 2,800,000	$ 2,700,000	$ 2,700,000	$ 100,000	$ 400,000	$ 0	$ 100,000	$ 200,000	$ 300,000					$ 500,000

Leases - Schedule of Future Minimum Lease Payments (Details) (USD $)	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 9,229,000	[1],[2]
2014	9,229,000	[1],[2]
2015	9,208,000	[1],[2]
2016	9,204,000	[1],[2]
2017	9,204,000	[1],[2]
Later years	209,562,000	[1],[2],[3]
Total minimum payments required	255,636,000	[1],[2]
Sabine Pass Liquefaction [Member]
Operating Leased Assets [Line Items]
Sublease payments expected to be received	34,700,000
TUA Customers [Member]
Operating Leased Assets [Line Items]
Sublease payments expected to be received	$ 112,800,000

[1]	Lease payments for our tug boat lease represent our lease payment obligation and do not take into account the $112.8 million sublease payments we will receive from our three TUA customers that effectively offset these lease payment obligations, as discussed below.
[2]	Lease payments for our land leases represent our land lease payment obligations and do not take into account the $34.7 million sublease payments we will receive from Sabine Pass Liquefaction, as discussed in Note 11���"Related Party Transactions".
[3]	Includes certain lease option renewals as they are reasonably assured.

Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Feb. 28, 2005 acre lease_extension	Jan. 31, 2005 lease lease_extension	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 acre
Operating Leased Assets [Line Items]
Rental expense recognized			$ 9.4	$ 9.2	$ 9.1
Sabine Pass LNG, LP [Member] | Land [Member]
Operating Leased Assets [Line Items]
Rental expense recognized	$ 1.5		$ 1.5	$ 1.8	$ 1.7
Number of land leases		3
Initial term of lease		30 years
Number Of Available Lease Extensions		6
Term of available extension		10 years
Acreage under lease	853					0

Commitments and Contingencies (Details) (Royalty Agreements [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Minimum [Member]
Long-term Purchase Commitment [Line Items]
Annual volume of natural gas processed through covered LNG facilities	$ 2
Maximum [Member]
Long-term Purchase Commitment [Line Items]
Annual volume of natural gas processed through covered LNG facilities	$ 11

Supplmental Cash Flow Information and Disclosures of Non-cash Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest, net of amounts capitalized	$ 159,998	$ 164,513	$ 164,793

Supplemental Information (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 130,413,000	$ 133,474,000	$ 129,751,000	$ 129,928,000	$ 130,731,000	$ 136,615	$ 132,038	$ 131,118	$ 133,841	$ 260,293,000	$ 260,658,000	$ 523,884,000	$ 533,612,000	$ 523,223,000
Income from operations	99,210,000	109,854,000	102,693,000	106,493,000	108,328,000	113,465	109,766	109,912	111,476	200,786,000	214,821,000	427,368,000	444,619,000	429,742,000
Net income	$ 58,556,000	$ 25,871,000	$ 59,525,000	$ 63,335,000	$ 64,074,000	$ 68,936	$ 65,753	$ 66,100	$ 68,125	$ 120,411,000	$ 127,409,000	$ 212,805,000	$ 268,914,000	$ 256,445,000